Share Based Payment (Details) - Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Number outstanding at end of year (in Shares)	7,136,720	7,001,800	4,235,525
0.00-0.01 [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Number outstanding at end of year (in Shares)	972,728	589,668	506,231
0.00-0.01 [Member] | Minimum [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)	1 month 24 days	1 month 24 days	1 year 1 month 24 days
0.00-0.01 [Member] | Maximum [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)	6 years 10 months 28 days	9 years 5 months 1 day	9 years 7 months 24 days
0.21-1.07 [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Number outstanding at end of year (in Shares)	3,783,920	3,118,060
0.21-1.07 [Member] | Minimum [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)	6 years 10 months 28 days	9 years 2 months 12 days
0.21-1.07 [Member] | Maximum [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)	9 years 4 months 20 days	9 years 11 months 19 days
1.23-1.89 [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Number outstanding at end of year (in Shares)	2,380,072	3,294,072	3,722,972
1.23-1.89 [Member] | Minimum [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)	7 months 24 days	7 months 2 days	1 year 6 months 29 days
1.23-1.89 [Member] | Maximum [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)	7 years 8 months 19 days	8 years 7 months 24 days	9 years 7 months 24 days
46.62-1,554.54 [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Number outstanding at end of year (in Shares)			6,322
46.62-1,554.54 [Member] | Minimum [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)			29 days
46.62-1,554.54 [Member] | Maximum [Member]
Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding [Line items]
Remaining contractual life (in years)			6 years 5 months 19 days